INVESTMENTS - Summary of Information in Associates of Company and Company's Ownership (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of investments accounted for using equity method [line items]
Beginning balance		R$ 780,067
Interest in earnings of subsidiaries		(468,743)	R$ (130,225)	R$ (28,801)
Ending balance		2,913,943	780,067
Associates [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance		780,067	383,851
Interest in earnings of subsidiaries		468,743	130,225
Change of equity interest in subsidiary		135,159
Other comprehensive income		5,536	7,856
Dividends		(146,554)	(15,099)
Disposal of investment	[1]	155,397
Capital increase		138,531	398,538
Business Combination (Note 8.3)		1,379,994	(125,130)
Other		(2,930)	(174)
Ending balance		2,913,943	780,067	383,851
Associates [member] | Tellus Brasil Participacoes S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance		142,798	105,665
Interest in earnings of subsidiaries		128,860	39,938
Change of equity interest in subsidiary
Other comprehensive income
Dividends		(30,756)	(2,805)
Disposal of investment	[1]
Capital increase		58,806
Business Combination (Note 8.3)		(299,708)
Other
Ending balance			142,798	105,665
Associates [member] | Janus Brasil Participacoes S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance		183,357	130,901
Interest in earnings of subsidiaries		150,687	49,235
Change of equity interest in subsidiary
Other comprehensive income
Dividends		(35,559)	(1,738)
Disposal of investment	[1]
Capital increase		79,725	4,959
Business Combination (Note 8.3)		(378,210)
Other
Ending balance			183,357	130,901
Associates [member] | Rhall Terminais Ltda. [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee		28,580
Investor's shares		8,574
Equity interest		30.00%
Economic benefit (%)		30.00%
Beginning balance		R$ 4,907	3,765
Interest in earnings of subsidiaries		1,647	1,145
Change of equity interest in subsidiary
Other comprehensive income
Dividends		(900)	(3)
Disposal of investment	[1]
Capital increase
Business Combination (Note 8.3)
Other
Ending balance		R$ 5,654	4,907	3,765
Associates [member] | Termag - Terminal Marítimo de Guarujá S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee		500,000
Investor's shares		99,246
Equity interest		19.85%
Economic benefit (%)		19.85%
Beginning balance		R$ 4,725	1,673
Interest in earnings of subsidiaries		4,445	3,810
Change of equity interest in subsidiary
Other comprehensive income
Dividends
Disposal of investment	[1]
Capital increase
Business Combination (Note 8.3)
Other		(706)	(758)
Ending balance		R$ 8,464	4,725	1,673
Associates [member] | TGG - Terminal de Granéis do Guarujá S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee		79,747,000
Investor's shares		7,914,609
Equity interest		9.92%
Economic benefit (%)		9.92%
Beginning balance		R$ 17,563	18,679
Interest in earnings of subsidiaries		5,689	3,850
Change of equity interest in subsidiary
Other comprehensive income
Dividends		(5,784)	(4,966)
Disposal of investment	[1]
Capital increase
Business Combination (Note 8.3)
Other
Ending balance		R$ 17,468	17,563	18,679
Associates [member] | Terminal XXXIX S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee		200,000
Investor's shares		99,246
Equity interest		49.62%
Economic benefit (%)		49.62%
Beginning balance		R$ 30,649	26,597
Interest in earnings of subsidiaries		22,487	4,052
Change of equity interest in subsidiary
Other comprehensive income
Dividends
Disposal of investment	[1]
Capital increase
Business Combination (Note 8.3)
Other
Ending balance		R$ 53,136	30,649	26,597
Associates [member] | Gás de Alagoas S.A. - ALGÁS [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee		810,896,963
Investor's shares		238,728,878
Equity interest		29.44%
Economic benefit (%)		29.44%
Associates [member] | Elevações Portuarias S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance
Interest in earnings of subsidiaries		6,190
Change of equity interest in subsidiary		135,159
Other comprehensive income
Dividends
Disposal of investment	[1]	155,397
Capital increase
Business Combination (Note 8.3)
Other
Ending balance		296,746
Associates [member] | TUP Porto São Luis S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance		394,380
Interest in earnings of subsidiaries		49	801
Change of equity interest in subsidiary
Other comprehensive income
Dividends
Disposal of investment	[1]
Capital increase			393,579
Business Combination (Note 8.3)		(393,579)
Other		(850)
Ending balance			394,380
Associates [member] | Companhia de Gás do Ceará - Cegás [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee		39,400,000
Investor's shares		11,599,428
Equity interest		29.44%
Economic benefit (%)		29.44%
Beginning balance
Interest in earnings of subsidiaries		6,717
Change of equity interest in subsidiary
Other comprehensive income
Dividends		(4,189)
Disposal of investment	[1]
Capital increase
Business Combination (Note 8.3)		182,009
Other
Ending balance		R$ 184,537
Associates [member] | CEG Rio S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee		1,995,022,625
Investor's shares		746,251,086
Equity interest		37.41%
Economic benefit (%)		37.41%
Beginning balance
Interest in earnings of subsidiaries		29,686
Change of equity interest in subsidiary
Other comprehensive income
Dividends		(16,542)
Disposal of investment	[1]
Capital increase
Business Combination (Note 8.3)		261,336
Other
Ending balance		R$ 274,480
Associates [member] | Companhia Paranaense de Gás - Compagás [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee		33,600,000
Investor's shares		8,232,000
Equity interest		24.50%
Economic benefit (%)		24.50%
Beginning balance
Interest in earnings of subsidiaries		19,931
Change of equity interest in subsidiary
Other comprehensive income
Dividends		(6,831)
Disposal of investment	[1]
Capital increase
Business Combination (Note 8.3)		411,737
Other
Ending balance		R$ 424,837
Associates [member] | Companhia Potiguar de Gás - Potigas [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee		4,245,000
Investor's shares		3,523,350
Equity interest		83.00%
Economic benefit (%)		83.00%
Beginning balance
Interest in earnings of subsidiaries		9,066
Change of equity interest in subsidiary
Other comprehensive income
Dividends		(8,390)
Disposal of investment	[1]
Capital increase
Business Combination (Note 8.3)		168,211
Other
Ending balance		R$ 168,887
Associates [member] | Companhia de Gás de Mato Grosso do Sul - Msgás [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee		61,610,000
Investor's shares		30,188,900
Equity interest		49.00%
Economic benefit (%)		49.00%
Beginning balance
Interest in earnings of subsidiaries		13,530
Change of equity interest in subsidiary
Other comprehensive income
Dividends		(6,160)
Disposal of investment	[1]
Capital increase
Business Combination (Note 8.3)		284,173
Other
Ending balance		R$ 291,543
Associates [member] | Companhia de Gás de Santa Catarina - Scgás [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee		10,749,497
Investor's shares		4,407,293
Equity interest		41.00%
Economic benefit (%)		41.00%
Beginning balance
Interest in earnings of subsidiaries		34,885
Change of equity interest in subsidiary
Other comprehensive income
Dividends		(15,524)
Disposal of investment	[1]
Capital increase
Business Combination (Note 8.3)		608,468
Other
Ending balance		R$ 627,829
Associates [member] | Sergipe Gás S.A. - SERGÁS [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee		1,593,656
Investor's shares		661,363
Equity interest		41.50%
Economic benefit (%)		41.50%
Beginning balance
Interest in earnings of subsidiaries		9,015
Change of equity interest in subsidiary
Other comprehensive income
Dividends		(3,441)
Disposal of investment	[1]
Capital increase
Business Combination (Note 8.3)		63,856
Other
Ending balance		R$ 69,430
Associates [member] | Companhia Pernambucana de Gás - Copergás [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares in the investee		163,485,912
Investor's shares		67,846,653
Equity interest		41.50%
Economic benefit (%)		41.50%
Beginning balance
Interest in earnings of subsidiaries		19,094
Change of equity interest in subsidiary
Other comprehensive income
Dividends		(9,493)
Disposal of investment	[1]
Capital increase
Business Combination (Note 8.3)		405,700
Other
Ending balance		415,301
Associates [member] | Other investments [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance		1,688	996
Interest in earnings of subsidiaries		6,765	16,331
Change of equity interest in subsidiary
Other comprehensive income		5,536	5,243
Dividends		(2,985)	(2,854)
Disposal of investment	[1]
Capital increase
Business Combination (Note 8.3)		66,001	(59,906)
Other		(1,374)	41,878
Ending balance		75,631	1,688	996
Associates [member] | Radar Propriedades Agricolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance			62,371
Interest in earnings of subsidiaries			(1,688)
Other comprehensive income			1,060
Dividends			(879)
Capital increase
Business Combination (Note 8.3)			(19,565)
Other			(41,299)
Ending balance				62,371
Associates [member] | Radar II Propriedades Agricolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance			33,204
Interest in earnings of subsidiaries			12,751
Other comprehensive income			1,553
Dividends			(1,854)
Capital increase
Business Combination (Note 8.3)			(45,659)
Other			5
Ending balance				R$ 33,204

[1]	Effect of the sale of control as described in Note .